Transactions with non-controlling interests - Additional Information (Detail) - PEN (S/) S/ in Thousands			1 Months Ended				12 Months Ended
	Mar. 29, 2016	Mar. 27, 2015	Dec. 31, 2016	Jun. 30, 2015	Apr. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2016	May 31, 2016
Non-controlling interests [line items]
Acquisition of non-controlling interest			S/ 32,102				S/ 22,407	S/ 32,102
Carrying amount of non controlling interests			S/ 509,313				465,748	509,313
Dividends distributed	S/ 30,900	S/ 104,900					59,700	S/ 25,500	S/ 4,500
GyM S A [member]
Non-controlling interests [line items]
Interest sold				1.92%
Value of interest sold				S/ 385,000
Interest held				82.04%
Payment received for interest sold				S/ 385,000
Carrying amount of non controlling interests				S/ 3,600
Percentage of non controlling interest				17.96%
GyM S A [member] | Stracon GyM member]
Non-controlling interests [line items]
Interest sold						0.048%
Value of interest sold						S/ 97,000
Interest held						87.64%
Payment received for interest sold						S/ 377,000
Carrying amount of non controlling interests						S/ 23,700
Percentage of non controlling interest						12.36%
GyM S A [member] | Vial y Vives - DSD S.A [member]
Non-controlling interests [line items]
Percentage of capital acquired			1.49%					1.49%		6.77%	5.43%
Payment for acquisition of non-controlling interest			S/ 3,800					S/ 3,800		S/ 25,700	S/ 21,600
Carrying amount of non controlling interests			3,900					3,900		S/ 17,900	S/ 13,900
Increase (Decrease) through de-recognition of non-controlling interest equity			(15,400)
Acquisition of non-controlling interest			S/ 32,100				22,000	32,100
CAM Holding S.p.A. [Member]
Non-controlling interests [line items]
Interest sold					2.45%
Value of interest sold					S/ 2,045,000
Interest held					75.61%
Payment received for interest sold					S/ 880,000
Carrying amount of non controlling interests					S/ 20,400
Percentage of non controlling interest					24.39%
Los Parques de Comas [Member]
Non-controlling interests [line items]
Returns of contributions							6,800	6,300
Asociacion Parques del Mar [member]
Non-controlling interests [line items]
Returns of contributions							27,800
Klimt [member]
Non-controlling interests [line items]
Returns of contributions							S/ 8,000	7,100
Los Parques de Villa El Salvador II [member]
Non-controlling interests [line items]
Returns of contributions								S/ 12,600